Long-term Borrowings, Capital Lease Obligations and License Agreements - Components of Capital Lease Obligations and License Agreements (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Long-Term Borrowings
Capital lease obligations	$ 42,815	$ 3,748
Less current portion	(6,762)	(2,687)
Obligations under capital leases, excluding current portion	36,053	1,061
Capital Lease obligations
Long-Term Borrowings
Capital lease obligations	37,950	$ 3,748
License agreements
Long-Term Borrowings
Capital lease obligations	$ 4,865